Taxation - Reconciliation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Taxation
Income tax expenses at PRC statutory income tax rate-25%	¥ (21,767)		¥ (4,101)	¥ 34
Permanent differences	(3,899)		5,412	(8,629)
Tax rate difference from tax holiday and statutory rate in other jurisdictions	3,413		5,701	(377)
Change in valuation allowance	1,288		14,219	4,188
Income tax expenses/(benefits)	¥ (20,965)	$ (3,040)	¥ 21,231	¥ (4,784)